STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF COMPENSATION BASED STOCK OPTION ACTIVITY

Compensation based stock option activity for qualified and unqualified stock options are summarized as follows:

		Weighted
		Average
For the year ended December 31, 2023	Shares	Exercise Price
Outstanding at January 1, 2023	25,690,261	$0.23
Expired or cancelled	(1,512,500)	0.46
Outstanding at December 31, 2023	24,177,761	0.21
Options exercisable at December 31, 2023	13,985,261

For the year ended December 31, 2022	Shares	Weighted Average Exercise Price
Outstanding at January 1, 2022	16,592,620	$0.30
Expired or cancelled	(2,359)	11.88
Granted and vested during the year*	9,100,000	0.10
Outstanding at December 31, 2022	25,690,261	$0.23
Options exercisable at December 31, 2022	15,497,761

*	Includes 7,280,000 options that have been considered as vested, pending approval by the Board of Directors of the Company.

SCHEDULE OF OPTIONS TO PURCHASE SHARES OF COMMON STOCK OUTSTANDING AND EXERCISABLE

The following table summarizes information about options to purchase shares of the Company’s Common Stock outstanding and exercisable at December 31, 2023:

Exercise prices	Outstanding Options	Weighted- Average Remaining Life In Years	Weighted- Average Exercise Price	Number Exercisable

$0.1 to $0.15	16,250,000	8.2	$0.11	6,057,500
0.16 to $0.21	5,502,761	7.5	0.16	5,502,761
0.22 to $0.37	1,550,000	3.9	0.27	1,550,000
0.38 to $0.72	500,000	2.2	0.72	500,000
0.73 to $15.0	375,000	14	4.14	375,000
	24,177,761	7.5	$0.21	13,985,261

SCHEDULE OF WARRANTS ACTIVITY

The issuance of warrants to purchase shares of the Company’s Common Stock, including those attributed to debt issuances, for the years ended December 31, 2023 and 2022, respectively are summarized as follows:

For the year ended December 31, 2023	Shares	Average Exercise Price
Outstanding at January 1, 2023	81,072,855	$0.18
Issued during the year ended December 31, 2023	23,165,000	0.12
Exercised / cancelled during the year ended December 31, 2023	(42,737,500)	0.20
Outstanding at December 31, 2023	61,500,355	$0.15

For the year ended December 31, 2022	Shares	Average Exercise Price
Outstanding at January 1, 2022	53,314,424	$0.20
Issued during the year ended December 31, 2022	38,623,816	0.15-0.20
Exercised / cancelled during the year ended December 31, 2022	(10,865,385)	0.13-0.20
Outstanding at December 31, 2022	81,072,855	$0.18

SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE

The following table summarizes information about warrants outstanding and exercisable at December 31, 2023:

	Outstanding and exercisable
Exercise Price	Number Outstanding	Weighted- Average Remaining Life in Years	Weighted- Average Exercise Price	Number Exercisable
$0.13	961,539	2.90	0.13	961,539
0.15	33,000,066	0.25	0.15	33,000,066
0.20	4,373,750	3.24-3.48	0.20	4,373,750
0.20	11,300,000	1.52	0.12	11,300,000
0.20	11,865,000	1.82	0.12	11,865,000
	61,500,355	1.12	$0.15	61,500,355